UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – April 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Income Fund

Semiannual report
4 | 30 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PINCX

Putnam
Income
Fund

Semiannual report
4 | 30 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	72

Message from the Trustees

June 6, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also pleased to welcome Jane E. Trust and Gregory G. McGreevey to your Board of Trustees. Ms. Trust is an interested trustee who has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020. Mr. McGreevey joins the Board as an independent trustee, most recently serving as Senior Managing Director, Investments, at Invesco Ltd., until 2023.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced investment professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/24. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal
year ended 10/31/23	0.76%	1.51%	1.51%	1.01%	1.01%	0.46%	0.39%	0.51%
Total annual operating
expenses for the fiscal year
ended 10/31/23	0.88%	1.63%	1.63%	1.13%	1.13%	0.58%	0.51%	0.63%
Annualized expense ratio
for the six-month period
ended 4/30/24	0.75%	1.50%	1.50%	1.00%	1.00%	0.45%	0.38%	0.50%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/23 to 4/30/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$3.85	$7.68	$7.68	$5.13	$5.13	$2.31	$1.95	$2.57
Ending value (after expenses)	$1,062.30	$1,058.80	$1,059.10	$1,061.50	$1,061.90	$1,064.60	$1,065.10	$1,063.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/24, use the following calculation method. To find the value of your investment on 11/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$3.77	$7.52	$7.52	$5.02	$5.02	$2.26	$1.91	$2.51
Ending value (after expenses)	$1,021.13	$1,017.40	$1,017.40	$1,019.89	$1,019.89	$1,022.63	$1,022.97	$1,022.38

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (366).

4 Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Liquidity risk management program

Putnam Investment Management, LLC (“Putnam Management”), as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2024. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2023 through December 2023. The report included a description of the annual liquidity assessment of the fund that Putnam Management performed in November 2023. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. Putnam Management concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Income Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Income Fund 7

The fund’s portfolio 4/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (49.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (15.8%)
Government National Mortgage Association (ICE LIBOR USD 12 Month + 1.40%), 3.469%, 12/20/68	$968,788	$1,001,660
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 9/20/53	12,349,733	12,685,801
6.00%, TBA, 5/1/54	2,000,000	2,006,343
6.00%, with due dates from 12/20/48 to 11/20/53	12,089,750	12,233,528
5.50%, with due dates from 1/20/49 to 8/20/53	7,183,680	7,108,531
5.00%, with due dates from 6/15/40 to 10/20/49	4,723,786	4,606,550
4.70%, with due dates from 6/20/65 to 6/20/65	56,988	56,039
4.659%, 5/20/65	81,227	79,873
4.626%, 5/20/65	20,332	20,072
4.596%, 6/20/65	2,794	2,728
4.50%, TBA, 5/1/54	71,000,000	66,144,261
4.50%, with due dates from 5/20/44 to 7/20/52	3,663,376	3,460,350
4.423%, 8/20/65	26,838	26,266
4.405%, 5/20/65	442,570	433,926
4.343%, 6/20/65	18,642	18,158
4.309%, 5/20/65	13,820	13,500
4.261%, 6/20/65	11,543	11,194
4.00%, TBA, 5/1/54	48,000,000	43,499,703
4.00%, with due dates from 2/20/48 to 3/20/50	5,240,063	4,785,944
3.50%, TBA, 5/1/54	7,000,000	6,167,794
3.50%, with due dates from 11/15/47 to 3/20/50	7,217,322	6,397,529
3.00%, TBA, 5/1/54	15,000,000	12,759,839
3.00%, with due dates from 3/20/43 to 2/20/50	2,506,074	2,131,622
		185,651,211
U.S. Government Agency Mortgage Obligations (33.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	2,811,521	2,798,327
5.50%, with due dates from 9/1/53 to 11/1/53	8,463,348	8,265,407
5.00%, with due dates from 3/1/41 to 7/1/52	1,081,526	1,033,251
4.50%, with due dates from 8/1/44 to 11/1/49	417,009	396,239
4.00%, with due dates from 12/1/44 to 7/1/49	2,566,221	2,361,344
3.50%, with due dates from 4/1/42 to 2/1/47	2,206,586	1,953,500
3.00%, 10/1/46	1,177,812	1,002,855
3.00%, with due dates from 7/1/34 to 5/1/35	1,751,758	1,609,355
2.50%, with due dates from 4/1/43 to 1/1/52	3,312,054	2,681,189
2.00%, with due dates from 2/1/51 to 5/1/51	1,674,558	1,277,868
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 4/1/53	1,230,543	1,244,485
5.50%, with due dates from 1/1/33 to 11/1/53	13,184,072	12,868,812
5.00%, with due dates from 3/1/40 to 9/1/52	8,529,799	8,155,093
4.50%, with due dates from 7/1/44 to 11/1/49	1,402,167	1,326,750
4.00%, 1/1/57	3,248,620	2,899,357
4.00%, with due dates from 8/1/44 to 11/1/49	3,047,389	2,797,550
3.50%, with due dates from 5/1/56 to 9/1/57	8,149,609	6,999,422
3.50%, with due dates from 5/1/42 to 4/1/52	4,778,423	4,204,314

8 Income Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (49.1%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
3.50%, 6/1/31	$173,649	$164,173
3.00%, with due dates from 9/1/42 to 4/1/52	9,489,129	8,071,580
3.00%, 5/1/37	1,895,829	1,724,083
2.50%, with due dates from 11/1/50 to 2/1/52	5,456,712	4,377,397
2.50%, 9/1/36	4,592,295	4,096,318
2.00%, with due dates from 9/1/50 to 4/1/52	3,531,516	2,696,940
2.00%, with due dates from 2/1/37 to 3/1/37	8,639,547	7,517,353
Uniform Mortgage-Backed Securities
6.50%, TBA, 5/1/54	15,000,000	15,120,117
6.00%, TBA, 5/1/54	80,000,000	79,303,128
5.50%, TBA, 5/1/54	11,000,000	10,682,461
4.50%, TBA, 5/1/54	1,000,000	921,719
4.00%, TBA, 5/1/54	3,000,000	2,681,719
3.50%, TBA, 5/1/54	30,000,000	25,862,110
3.50%, TBA, 5/1/39	1,000,000	928,906
3.00%, TBA, 5/1/54	26,000,000	21,479,453
3.00%, TBA, 5/1/39	1,000,000	908,125
2.50%, TBA, 5/1/54	79,000,000	62,530,348
2.50%, TBA, 5/1/39	3,000,000	2,658,867
2.00%, TBA, 5/1/54	82,000,000	61,930,016
2.00%, TBA, 5/1/39	7,000,000	6,040,931
1.50%, TBA, 5/1/39	8,000,000	6,735,201
		390,306,063
Total U.S. government and agency mortgage obligations (cost $593,807,262)		$575,957,274

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 4.50%, 7/15/26 [i]	$152,000	$152,409
Total U.S. treasury obligations (cost $152,409)		$152,409

CORPORATE BONDS AND NOTES (35.6%)*	Principal amount	Value
Basic materials (2.0%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	$419,000	$396,950
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	240,000	209,674
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	110,000	100,891
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	105,000	103,911
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	495,000	500,297
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	900,000	921,909
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	793,000	804,426
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	4,090,000	4,114,004

Income Fund 9

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Basic materials cont.
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	$240,000	$217,687
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,072,000	918,068
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	42,000	40,638
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	115,000	101,473
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	1,379,000	1,321,953
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	461,000	420,771
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	1,220,000	1,180,276
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	1,285,000	1,318,960
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	729,000	738,211
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,883,000	1,558,223
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	105,000	102,779
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,695,000	1,581,537
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	313,415
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	775,000	738,231
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	334,000	270,903
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	205,934
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	510,000	438,600
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	1,231,000	1,161,470
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29	120,000	105,226
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	401,000	378,614
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	1,123,000	736,607
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	226,757
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	634,000	605,328
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	235,982
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	585,000	650,287
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33 R	410,000	346,143
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	100,000	101,125
		23,167,260
Capital goods (2.0%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	900,000	860,625
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	1,945,000	1,903,669
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	225,000	238,219
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	321,000	317,341

10 Income Fund

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Capital goods cont.
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	$600,000	$587,122
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	3,823,000	3,447,436
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	723,000	673,504
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	115,000	101,766
Boeing Co. (The) sr. unsec. notes 3.625%, 2/1/31	599,000	514,695
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	734,000	668,983
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,440,000	1,343,197
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	1,005,000	624,989
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,840,000	1,799,877
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	959,000	961,598
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	486,000	489,499
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	74,000	74,294
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	36,000	36,114
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)	310,000	306,900
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	115,000	103,375
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	572,000	571,797
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,481,000	1,313,477
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	227,000	222,647
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,776,000	2,683,551
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	492,000	458,017
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	95,000	98,206
RTX Corp. sr. unsec. bonds 5.375%, 2/27/53	475,000	442,860
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	86,000	83,451
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	570,000	611,339
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	110,000	102,910
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	100,000	100,680
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,278,000	1,221,581
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	181,000	173,307
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	187,000	184,746
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	72,000	67,051
		23,388,823
Communication services (2.8%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	2,081,000	1,718,945
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	1,505,000	1,297,790
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	1,742,000	1,620,166
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	985,000	898,328
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	1,920,000	1,832,897
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	361,838
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,907,000	1,819,565
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	976,000	753,352
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	562,000	545,852
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	309,000	270,015

Income Fund 11

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	$303,000	$286,177
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	309,000	216,195
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	678,000	668,718
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	568,000	526,318
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	971,000	905,754
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	1,055,000	988,732
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	73,000	68,042
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	3,053,000	2,691,791
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25 R	270,000	252,577
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	2,080,000	2,024,056
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	150,000	115,461
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	440,000	359,705
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	732,000	638,641
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29 R	120,000	104,503
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	2,207,000	2,311,138
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	44,000	40,260
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,998,000	1,903,856
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	412,000	399,880
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,320,000	1,265,077
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	1,565,000	1,420,179
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	1,955,000	2,118,008
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	567,000	543,302
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	381,000	337,354
Vmed O2 UK Financing I PLC 144A sr. notes 4.75%, 7/15/31 (United Kingdom)	210,000	175,259
		31,479,731
Consumer cyclicals (2.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,679,000	1,582,458
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	1,260,000	1,102,900
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	228,000	223,640

12 Income Fund

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	$125,000	$105,594
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,430,000	1,378,493
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	115,000	101,833
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	980,000	969,679
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	100,000	100,702
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	1,270,000	1,249,189
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,341,000	1,167,035
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	255,000	228,171
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	267,744
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 4/23/25	1,007,000	1,002,296
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	181,000	185,873
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	481,000	470,353
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	918,000	902,184
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	120,000	101,415
IHO Verwaltungs, GmbH 144A sr. notes 6.375%, 5/15/29 (Germany) ‡‡	250,000	245,759
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	495,000	404,239
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	120,000	106,800
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	841,000	825,867
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	285,000	243,257
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	230,000	231,968
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	120,000	105,151
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	112,000	101,656
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	120,000	111,285
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	636,000	595,667
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	110,000	103,826
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	90,000	90,315
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,627,000	1,588,133
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,236,000	1,232,472
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	115,000	103,574
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	790,000	523,348
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	223,000	198,287
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	1,140,000	1,019,152
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	275,000	253,783
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	95,000	101,456

Income Fund 13

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Consumer cyclicals cont.
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	$850,000	$737,126
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27	386,000	357,273
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	439,000	346,921
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30	125,000	106,008
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	115,000	112,045
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	120,000	106,278
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	422,000	380,173
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	375,000	391,723
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	255,000	237,449
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	642,000	613,812
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	604,000	592,447
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	1,295,000	1,036,664
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	2,070,000	1,783,071
		26,126,544
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.50%, 2/15/29 (Canada)	115,000	102,659
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29	120,000	105,884
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	109,000	103,494
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	561,242
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	505,000	400,909
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,395,000	2,278,822
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 4.75%, 4/1/28	110,000	97,247
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	685,000	675,306
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	331,000	362,156
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	470,000	458,070
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	815,000	806,554
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,331,000	1,257,088
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	105,000	101,982
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	1,605,000	1,637,468

14 Income Fund

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Consumer staples cont.
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	$520,000	$497,313
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,594,000	1,386,341
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	2,170,000	2,100,347
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	693,000	690,351
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	393,000	362,897
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	126,000	124,531
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32	120,000	103,993
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	120,000	103,921
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	770,000	811,045
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 3.625%, 9/1/49	635,000	454,252
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	110,000	102,482
		15,686,354
Energy (2.0%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	110,000	104,584
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	3,440,000	3,218,608
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	80,303
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	710,000	593,180
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	225,000	238,667
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	724,000	747,804
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	1,145,000	1,148,586
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	2,045,000	2,111,673
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	101,000	102,305
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30	105,000	106,318
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	115,000	103,787
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	330,000	316,388
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	105,000	101,522
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	115,000	113,810
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	3,189,000	3,408,117
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	40,000	43,555
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	415,000	428,277

Income Fund 15

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Energy cont.
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	$390,000	$402,166
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	1,200,000	1,213,321
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,136,000	1,154,019
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	490,000	503,641
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	167,000	168,328
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	2,376,000	2,373,877
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	120,000	119,599
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	77,171
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	555,000	530,301
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	386,000	380,870
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	50,000	48,988
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	110,000	86,792
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	642,000	524,970
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	260,000	243,828
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	110,000	101,393
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	105,000	104,146
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	110,000	105,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	2,571,000	2,406,127
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	230,000	236,029
		23,748,560
Financials (13.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	495,000	403,015
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,881,000	1,570,346
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,240,000	1,209,423
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	1,245,000	1,191,105
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	1,790,000	1,794,289
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	976,000	866,035
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	154,014
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	682,000	738,382
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	386,000	371,292
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	530,000	524,034
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	694,000	693,952
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,034,000	804,308
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	220,000	223,923
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	6,952,000	6,693,797

16 Income Fund

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Financials cont.
Athene Global Funding 144A notes 2.55%, 11/19/30	$495,000	$403,397
Athene Global Funding 144A notes 1.73%, 10/2/26	1,043,000	943,574
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	1,666,000	1,623,084
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	1,345,000	1,076,767
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	482,000	467,503
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	800,000	855,000
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	5,600,000	5,522,455
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,673,000	1,407,974
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	515,000	525,770
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,800,000	2,411,459
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	6,582,000	6,298,081
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	862,000	850,474
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	747,000	720,079
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	1,022,000	974,775
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	1,975,000	1,965,230
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	565,000	453,347
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	636,000	616,010
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	577,000	468,336
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,886,000	3,826,235
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	1,210,000	1,188,999
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	1,340,000	1,441,974
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	810,000	614,490
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	885,000	862,512
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,608,000	1,509,404
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	487,000	409,006
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	6,259,000	6,023,495
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	1,191,000	1,123,703
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	364,000	360,953
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	1,055,000	1,026,852
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	401,000	392,097
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	700,000	568,173
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	1,433,000	1,315,451
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	401,000	393,472
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	433,095
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	3,176,000	3,123,388
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	313,847
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	904,000	850,554
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	485,000	457,090
EPR Properties sr. unsec. notes 3.60%, 11/15/31 R	630,000	511,427

Income Fund 17

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Financials cont.
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31 R	$1,585,000	$1,592,793
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	2,898,000	2,813,764
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	811,000	494,125
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	624,000	608,457
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	685,000	692,807
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	2,851,000	2,895,792
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	1,170,000	1,162,248
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	1,005,000	943,933
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	1,106,000	1,127,122
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	893,000	862,525
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31 R	475,000	415,936
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	820,000	840,132
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	1,779,000	1,756,296
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	441,000	401,004
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	1,700,000	1,666,115
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	2,025,000	2,034,481
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	253,006
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	1,113,000	758,167
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	504,000	381,997
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	663,000	632,856
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,920,000	1,573,719
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	915,000	904,549
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	1,460,000	1,461,471
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	933,000	825,812
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	5,187,000	5,014,364
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	1,440,000	1,388,331
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	3,385,000	3,424,800
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	817,000	813,917
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,595,000	2,220,776
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,413,000	1,293,123
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	280,000	280,302
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	2,172,000	1,470,942
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	1,023,000	1,051,393
MassMutual Global Funding II 144A sr. notes 2.75%, 6/22/24	401,000	399,245
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	1,742,000	1,510,146
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,131,000	2,180,941

18 Income Fund

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Financials cont.
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	$747,000	$725,198
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,755,000	1,727,201
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	1,500,000	1,443,300
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	6,365,000	6,191,629
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	45,000	44,013
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	3,705,000	3,389,217
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34 R	1,245,000	1,191,447
Protective Life Global Funding 144A 5.467%, 12/8/28	1,185,000	1,179,679
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	932,000	916,691
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	732,000	765,855
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	403,000	395,614
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	1,085,000	1,115,709
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	947,000	902,599
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	410,000	394,917
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	1,155,000	1,131,409
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	1,125,000	1,091,798
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	1,520,000	1,554,831
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	5,413,000	5,192,977
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	617,000	568,598
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	926,000	705,871
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	580,000	558,130
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	1,587,000	1,524,247
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	940,000	881,652
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	655,000	621,260
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	3,525,000	3,513,742
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.584%, 5/22/28	2,689,000	2,531,282
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	714,000	678,238
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	592,000	505,595
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	727,000	493,186
		161,650,719
Health care (2.5%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	818,000	791,964
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	327,000	318,883
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	1,145,000	1,123,095
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	1,030,000	1,011,229
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	804,000	791,857

Income Fund 19

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Health care cont.
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	$218,000	$203,284
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	862,000	824,161
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	1,709,000	1,694,455
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	735,000	697,884
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	938,000	918,577
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	1,737,000	1,710,763
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	64,000	59,685
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	120,000	104,400
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	169,000	147,870
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	849,000	830,420
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	1,054,000	920,009
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	100,000	99,744
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	277,000	253,461
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	814,000	818,268
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	603,000	596,805
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	306,000	296,531
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	1,212,000	1,155,072
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	923,000	900,623
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	422,000	362,981
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	463,000	421,108
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	515,000	400,105
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	2,016,000	2,026,389
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	406,000	406,000
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	874,000	874,000
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	115,000	103,021
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28	210,000	191,259
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	1,072,000	999,680
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	767,000	730,636
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	1,612,000	1,563,420
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	2,280,000	2,399,385
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	120,000	103,376
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31	235,000	235,466
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	220,000	237,325
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	189,456
UnitedHealth Group, Inc. sr. unsec. unsub. notes 0.55%, 5/15/24	842,000	840,474
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	295,000	304,295
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	1,181,000	972,982
		29,630,398

20 Income Fund

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Technology (3.1%)
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	$240,000	$234,503
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	1,240,000	1,216,163
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	820,000	645,981
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	1,216,000	1,139,470
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	2,844,000	2,729,219
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,379,000	1,354,807
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,768,000	2,527,790
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	785,000	755,348
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	1,100,000	1,075,958
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	120,000	105,426
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	115,000	105,892
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	1,609,000	1,618,548
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,611,000	1,618,443
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	2,180,000	2,172,454
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	2,083,000	2,065,790
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	160,000	156,743
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,647,000	1,371,189
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	1,417,000	1,346,651
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	600,000	583,494
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	3,358,000	2,923,496
MSCI, Inc. 144A company guaranty sr. unsec. sub. notes 3.875%, 2/15/31	580,000	507,563
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	115,000	105,675
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	416,000	297,192
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,648,000	1,228,036
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	651,000	565,433
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	500,000	422,536
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	209,000	202,895
Oracle Corp. sr. unsec. notes 2.30%, 3/25/28	2,833,000	2,519,731
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	341,000	316,799
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	62,000	45,502
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,230,000	743,696
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,126,000	707,042
salesforce.com, Inc. sr. unsec. notes 0.625%, 7/15/24	501,000	496,077
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,494,000	1,262,545
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	520,000	410,991
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	120,000	106,521
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	472,000	429,227
		36,114,826
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,740,000	1,672,528
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	196,823

Income Fund 21

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Transportation cont.
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	$1,525,000	$1,499,155
		3,368,506
Utilities and power (3.6%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	238,000	220,396
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,059,000	851,877
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	898,000	936,934
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	765,000	746,102
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	722,000	710,008
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	521,000	484,997
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	542,000	438,221
Berkshire Hathaway Energy Co. sr. unsec. notes 4.05%, 4/15/25	423,000	416,741
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	989,000	1,026,473
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	406,000	415,446
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	611,000	574,915
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	902,000	838,347
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	210,000	228,113
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,406,000	1,262,098
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	462,000	420,455
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	372,000	361,656
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,011,000	1,847,249
Energy Transfer LP sr. unsec. unsub. notes 5.75%, 2/15/33	490,000	486,083
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,228,000	1,218,292
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,717,000	1,619,247
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	895,000	869,896
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	375,000	364,820
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	1,041,000	991,037
Georgia Power Co. sr. unsec. unsub. notes 4.70%, 5/15/32	505,000	478,055
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	1,892,000	1,736,261
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	2,471,000	2,735,833
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	130,000	126,835
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	1,184,000	1,186,344
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	1,580,000	1,573,974
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	2,070,000	1,839,909
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	685,000	723,926
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,405,000	1,387,636
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	688,000	559,565

22 Income Fund

CORPORATE BONDS AND NOTES (35.6%)* cont.	Principal amount	Value
Utilities and power cont.
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	$1,938,000	$1,953,784
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	115,000	107,674
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	862,000	814,428
Sempra sr. unsec. unsub. notes 3.25%, 6/15/27	1,350,000	1,257,965
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	1,214,000	1,179,210
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	810,000	807,533
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	825,000	822,466
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	1,321,000	1,259,689
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	955,000	928,284
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	1,147,000	1,059,056
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29	115,000	104,699
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	1,305,000	1,359,824
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	1,110,000	1,071,067
		42,403,420
Total corporate bonds and notes (cost $436,942,888)		$416,765,141

MORTGAGE-BACKED SECURITIES (23.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (6.0%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.48%, 10/25/53	$2,467,482	$2,480,982
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	688,323	68,887
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	205,040	10,280
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	3,697,557	767,169
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.885%, 4/15/37	218,805	227,607
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.527%, 3/15/35	156,329	154,644
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	2,634,511	510,634
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.656%, 8/15/56	14,032,915	1,473,456
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.656%, 7/15/42	4,968,083	367,423
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.606%, 6/15/42	5,658,804	197,514
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,036	2,368
REMICs Ser. 3391, PO, zero %, 4/15/37	35,629	29,271
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	7,942	6,579
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	8,433,894	1,257,292
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	3,632,508	743,931
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	7,534,687	1,405,068
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	12,612,354	2,438,725
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	3,699,927	592,336
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	1,797,630	87,040
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	4,865,699	586,925

Income Fund 23

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	$25,560,704	$4,185,565
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.756%, 6/25/48	15,974,175	1,486,397
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.656%, 1/25/49	2,924,294	166,407
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.556%, 11/25/49	6,810,759	564,156
REMICs Ser. 03-34, PO, zero %, 4/25/43	60,234	50,785
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	33,741	26,769
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,406	2,650
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.48%, 4/20/51 W	3,084,051	3,103,905
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	2,932,967	409,589
Ser. 14-180, IO, 5.00%, 12/20/44	6,508,800	1,362,812
Ser. 14-76, IO, 5.00%, 5/20/44	1,710,314	333,838
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,780,509	584,769
Ser. 19-83, IO, 4.50%, 6/20/49	8,409,708	1,839,623
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	9,521,499	1,807,715
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	313,536	5,694
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	15,980,925	3,187,680
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	4,650,911	846,419
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	6,197,852	1,111,719
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,747,727	284,738
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,676,096	279,851
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	12,309,326	2,168,534
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	3,451,073	651,390
Ser. 12-136, IO, 3.50%, 11/20/42	5,528,398	759,293
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	7,054,499	1,103,934
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	818,262	29,055
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,551,874	79,806
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,124,455	87,343
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	746,510	22,997
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	735,711	22,747
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	1,486,242	49,212
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 2.786%, 9/20/53	1,404,304	1,226,838
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	27,616,655	3,883,454
Ser. 16-H11, Class HI, IO, 2.068%, 1/20/66 W	13,243,259	327,344
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.049%, 5/20/53	3,269,806	3,059,024
Ser. 17-H23, Class BI, IO, 1.887%, 11/20/67 W	11,092,059	442,574
Ser. 15-H12, Class GI, IO, 1.851%, 5/20/65 W	17,170,396	650,758
Ser. 15-H12, Class AI, IO, 1.85%, 5/20/65 W	13,008,657	356,437
Ser. 15-H20, Class AI, IO, 1.831%, 8/20/65 W	13,297,586	386,960
Ser. 15-H10, Class CI, IO, 1.809%, 4/20/65 W	14,493,268	465,234
Ser. 15-H12, Class EI, IO, 1.689%, 4/20/65 W	14,410,340	377,551
Ser. 15-H25, Class AI, IO, 1.603%, 9/20/65 W	11,875,571	262,450
Ser. 15-H01, Class CI, IO, 1.575%, 12/20/64 W	3,906,908	82,955

24 Income Fund

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-H11, Class GI, IO, 1.506%, 6/20/64 W	$24,078,840	$630,625
Ser. 10-H19, Class GI, IO, 1.45%, 8/20/60 W	7,841,809	235,536
Ser. 17-H08, Class NI, IO, 1.29%, 3/20/67 W	6,810,773	239,740
Ser. 18-H02, Class EI, IO, 1.279%, 1/20/68 W	8,740,075	420,738
Ser. 18-H05, Class AI, IO, 1.236%, 2/20/68 W	11,633,009	529,302
Ser. 17-H12, Class QI, IO, 1.09%, 5/20/67 W	9,907,855	345,883
IFB Ser. 20-142, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.87%, 9/20/50	26,722,827	2,599,383
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.87%, 8/20/50	4,787,504	493,722
IFB Ser. 12-149, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.77%, 12/20/42	7,905,533	546,588
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.766%, 9/16/44	8,670,558	856,716
Ser. 16-H23, Class NI, IO, 0.755%, 10/20/66 W	19,390,339	793,065
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.72%, 10/20/49	13,538,492	1,087,463
Ser. 19-H02, Class DI, IO, 0.718%, 11/20/68 W	12,293,610	586,754
Ser. 16-H24, Class JI, IO, 0.716%, 11/20/66 W	8,558,848	412,529
IFB Ser. 19-65, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.67%, 5/20/49	6,522,526	436,422
Ser. 19-H14, Class IB, IO, 0.663%, 8/20/69 W	14,528,899	670,654
Ser. 20-H02, Class GI, IO, 0.661%, 1/20/70 W	18,923,702	937,746
IFB Ser. 23-19, Class S, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.62%, 11/20/49	18,699,428	1,527,231
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.62%, 10/20/49	3,778,154	359,635
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.616%, 9/16/49	18,409,722	1,858,176
FRB Ser. 15-H16, Class XI, IO, 0.608%, 7/20/65 W	10,587,519	545,257
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.57%, 10/20/49	2,680,247	256,293
Ser. 17-H18, Class CI, IO, 0.528%, 9/20/67 W	7,686,728	583,295
Ser. 15-H26, Class DI, IO, 0.45%, 10/20/65 W	8,646,996	347,843
Ser. 15-H25, Class CI, IO, 0.421%, 10/20/65 W	10,204,908	365,335
Ser. 18-H17, Class GI, IO, 0.317%, 10/20/68 W	15,168,972	579,141
Ser. 15-H04, Class AI, IO, 0.235%, 12/20/64 W	14,249,693	399,143
Ser. 17-H10, Class MI, IO, 0.145%, 4/20/67 W	9,318,491	279,555
IFB Ser. 11-70, Class YI, IO, ((-1 x CME Term SOFR 1 Month) + 4.89%), zero %, 12/20/40	3,281,395	10,596
		70,479,468
Commercial mortgage-backed securities (10.0%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.631%, 6/15/36	392,934	389,036
AREIT CRE Trust 144A
FRB Ser. 20-CRE4, Class D, 8.621%, 4/15/37	2,019,000	1,892,005
FRB Ser. 22-CRE6, Class A, 6.58%, 1/20/37 (Cayman Islands)	761,752	755,092

Income Fund 25

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.985%, 7/15/49 W	$167,000	$155,445
FRB Ser. 15-UBS7, Class B, 4.487%, 9/15/48 W	4,306,000	3,957,414
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.322%, 3/15/63 W	39,440,408	1,949,543
FRB Ser. 18-BN13, Class XA, IO, 0.591%, 8/15/61 W	170,995,428	2,891,396
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.734%, 11/15/52 W	4,179,000	2,195,910
Ser. 19-C5, Class D, 2.50%, 11/15/52	528,000	376,519
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	1,141,781	1,163,389
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.783%, 12/16/36 (Cayman Islands)	1,355,045	1,347,355
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.503%, 11/16/38 (Cayman Islands)	136,629	135,580
FRB Ser. 21-FL8, Class A, 6.353%, 1/18/36 (Cayman Islands)	1,228,973	1,213,611
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.371%, 11/13/50 W	2,109,000	1,791,809
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	672,000	624,459
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	333,800	313,872
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	175,000	151,352
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.297%, 12/10/49 W	1,631,000	1,458,883
Ser. 16-C3, Class A4, 3.154%, 11/15/49	1,024,000	953,983
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	1,710,428	1,556,490
FRB Ser. 14-CR18, Class C, 4.912%, 7/15/47 W	2,296,000	2,225,368
FRB Ser. 14-CR17, Class C, 4.825%, 5/10/47 W	634,000	576,713
FRB Ser. 14-UBS6, Class C, 4.58%, 12/10/47 W	591,000	526,831
Ser. 14-LC17, Class B, 4.49%, 10/10/47 W	2,451,000	2,397,698
FRB Ser. 14-UBS4, Class XA, IO, 1.208%, 8/10/47 W	22,586,354	38,157
FRB Ser. 15-CR23, Class XA, IO, 0.981%, 5/10/48 W	26,806,904	133,517
FRB Ser. 14-LC17, Class XA, IO, 0.794%, 10/10/47 W	14,815,130	8,978
FRB Ser. 19-GC44, Class XA, IO, 0.746%, 8/15/57 W	88,915,628	2,001,464
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.308%, 5/15/45 W	1,193,891	862,992
FRB Ser. 14-CR17, Class D, 4.889%, 5/10/47 W	233,000	199,041
FRB Ser. 14-CR19, Class D, 4.763%, 8/10/47 W	1,540,000	1,414,067
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	354,832
FRB Ser. 13-CR6, Class D, 3.988%, 3/10/46 W	886,000	668,813
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49 W	5,864,490	379
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.39%, 4/15/50 W	1,307,000	1,128,795
FRB Ser. 19-C17, Class XA, IO, 1.461%, 9/15/52 W	57,836,720	3,104,403
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.824%, 12/15/49 W	96,967,098	1,234,110

26 Income Fund

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.516%, 8/10/44 W	$3,828,422	$3,594,850
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.33%, 11/25/51	478,000	468,504
FREMF Mortgage Trust 144A FRB Ser. 18-KF43, Class B, (US 30 Day Average SOFR + 2.15%), 7.587%, 1/25/28	2,579,818	2,426,958
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.684%, 11/16/36 (Cayman Islands)	1,263,189	1,258,348
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	8,338,940	7,851,112
GS Mortgage Securities Trust
FRB Ser. 14-GC26, Class XA, IO, 1.047%, 11/10/47 W	30,974,780	60,683
FRB Ser. 14-GC22, Class XA, IO, 0.997%, 6/10/47 W	39,994,669	44,530
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 4.09%, 7/15/45 W	217,116	196,865
FRB Ser. 14-C25, Class XA, IO, 0.941%, 11/15/47 W	22,847,901	23,488
FRB Ser. 14-C22, Class XA, IO, 0.914%, 9/15/47 W	14,238,426	40,874
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.248%, 8/15/46 W	1,372,000	902,850
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.899%, 6/15/51 W	387,000	307,203
FRB Ser. 19-COR6, Class XA, IO, 1.051%, 11/13/52 W	68,284,539	2,430,807
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	1,889,979	1,831,857
FRB Ser. 13-LC11, Class XA, IO, 1.081%, 4/15/46 W	1,641,879	39
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.71%, 2/15/46 W	719,000	554,554
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46 W	2,491,000	597,465
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	614,000	553,059
FRB Ser. 12-LC9, Class D, 3.715%, 12/15/47 W	621,000	534,433
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	2,038,000	507,847
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 6.281%, 7/15/36	184,458	183,613
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.533%, 7/16/36 (Cayman Islands)	659,977	656,134
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.637%, 12/15/47 W	4,917,000	4,574,396
FRB Ser. 14-C16, Class B, 4.499%, 6/15/47 W	289,000	270,071
FRB Ser. 15-C26, Class XA, IO, 1.105%, 10/15/48 W	31,012,396	196,160
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.79%, 8/15/45 W	540,000	493,576
FRB Ser. 13-C10, Class F, 4.117%, 7/15/46 W	2,331,000	144,788
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.941%, 10/15/51 W	341,000	287,477
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	319,000	286,834
Ser. 18-L1, Class A3, 4.139%, 10/15/51	1,280,000	1,195,364
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	403,000	387,528
FRB Ser. 16-BNK2, Class XA, IO, 1.082%, 11/15/49 W	22,268,530	400,045
FRB Ser. 18-H4, Class XA, IO, 0.974%, 12/15/51 W	53,148,208	1,641,084

Income Fund 27

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class XA, IO, 0.962%, 7/15/51 W	$50,123,600	$1,289,790
FRB Ser. 16-UB12, Class XA, IO, 0.785%, 12/15/49 W	64,112,143	841,536
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.336%, 3/15/45 W	1,406,000	1,010,211
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.195%, 3/25/50	3,310,988	3,261,341
FRB Ser. 19-01, Class M10, 8.695%, 10/25/49	5,922,076	5,826,099
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.433%, 8/9/37 (Cayman Islands)	23,350	23,193
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.43%, 1/25/37	313,000	311,118
FRB Ser. 21-FL7, Class AS, 6.931%, 11/25/36	3,900,000	3,828,896
FRB Ser. 21-FL7, Class A, 6.631%, 11/25/36	613,489	609,076
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.073%, 5/19/38 (Bermuda)	834,000	834,948
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	1,661,295	17
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.139%, 12/15/50 W	59,041,608	1,700,333
FRB Ser. 18-C12, Class XA, IO, 1.038%, 8/15/51 W	105,179,811	3,240,033
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	99,731	334
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 5.118%, 8/15/51 W	412,000	346,434
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	1,121,000	946,242
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	2,575,000	2,425,331
Ser. 15-C31, Class AS, 4.049%, 11/15/48	712,000	683,956
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	435,000	408,017
FRB Ser. 19-C50, Class XA, IO, 1.571%, 5/15/52 W	43,466,479	2,308,887
FRB Ser. 20-C55, Class XA, IO, 1.421%, 2/15/53 W	64,465,997	3,498,828
FRB Ser. 17-C41, Class XA, IO, 1.302%, 11/15/50 W	77,931,802	2,519,746
FRB Ser. 14-LC16, Class XA, IO, 1.104%, 8/15/50 W	15,180,107	352
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	1,285,000	1,224,327
Ser. 13-C11, Class B, 3.714%, 3/15/45 W	1,191,678	1,048,099
FRB Ser. 14-C22, Class XA, IO, 0.902%, 9/15/57 W	24,398,088	25,740
FRB Ser. 14-C23, Class XA, IO, 0.686%, 10/15/57 W	51,686,736	282,380
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46 W	2,240,669	20
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class C, 5.144%, 6/15/44 W	1,245,277	1,120,283
		116,668,264
Residential mortgage-backed securities (non-agency) (7.4%)
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	1,317,846	1,257,969
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48 W	3,050,000	2,542,918
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	118,579

28 Income Fund

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 7.474%, 11/25/69	$3,000,000	$3,000,096
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	5,430,000	4,862,979
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55 W	2,100,000	1,789,221
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 5.731%, 8/25/35	484,582	451,379
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, (9.17%, 8/25/25), 9/25/62 ††	487,973	486,376
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66 W	2,996,000	1,955,956
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	1,296,926	1,305,630
Ser. 20-2, Class A2, 3.094%, 3/25/65 W	165,668	159,345
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 4.071%, 3/25/60 W	62,603	62,336
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67 W	2,903,954	2,792,892
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65 W	131,000	120,855
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.445%, 12/25/28	88,614	93,997
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.145%, 4/25/28	68,502	71,379
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	4,560,000	4,270,000
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.58%, 3/25/42	6,323,000	6,852,552
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.13%, 10/25/50	2,275,000	2,592,078
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.33%, 7/25/42	1,000,000	1,061,896
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	41,245	42,401
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.98%, 7/25/42	197,006	201,808
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M2, (US 30 Day Average SOFR + 2.35%), 7.68%, 12/25/41	3,732,140	3,758,481
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/33	703,728	720,066
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/42	989,734	1,010,025
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.53%, 5/25/42	33,085	33,602
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.48%, 9/25/42	286,685	290,089
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.33%, 6/25/43	78,498	79,136

Income Fund 29

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.18%, 11/25/43	$101,668	$102,982
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.13%, 11/25/41	117,000	117,742
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 1/25/34	13,077	13,153
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.68%, 2/25/44	122,489	122,642
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.33%, 1/25/42	2,154,793	2,154,791
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.18%, 9/25/41	28,708	28,555
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	539,000	494,810
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	2,024,000	1,817,780
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.195%, 8/25/28	18,830	20,019
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.095%, 2/25/30	35,826	36,197
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.795%, 1/25/31	1,027,626	1,050,747
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.645%, 8/25/30	8,744	8,949
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.33%, 1/25/42	1,549,000	1,589,661
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	843,760	869,199
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.08%, 5/25/42	749,035	769,851
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.895%, 7/25/31	31,599	31,668
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.88%, 7/25/42	448,889	461,234
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.595%, 11/25/39	434,084	437,225
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.43%, 3/25/42	196,312	199,196
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.33%, 3/25/42	160,567	162,619
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.28%, 9/25/43	45,739	46,055
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.23%, 4/25/42	1,244,672	1,250,895
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.23%, 12/25/41	127,000	128,235
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.03%, 7/25/43	826,436	830,601

30 Income Fund

MORTGAGE-BACKED SECURITIES (23.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 12/25/41	$53,000	$53,224
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.53%, 1/25/42	150,251	150,763
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.48%, 3/25/44	45,260	45,316
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.43%, 2/25/44	10,494	10,494
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	3,133,981	3,090,115
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,719,093	1,607,410
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, 3.827%, 7/25/59 W	1,125,000	919,599
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.675%, 8/26/47 W	2,230,167	2,122,334
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	564,559	541,836
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	3,050,417	2,969,007
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	1,699,682	1,700,958
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	6,157,112	6,236,994
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	1,903,000	1,692,161
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	327,000	281,772
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55 W	588,929	578,320
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	209,000	166,547
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	2,373,875	2,333,260
Ser. 20-INV1, Class A3, 3.889%, 3/25/60 W	1,990,000	1,930,989
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,564,023	1,548,386
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (CME Term SOFR 1 Month + 0.97%), 6.291%, 10/25/45	709,915	660,689
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.291%, 10/25/45	2,395,886	2,229,754
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 6.251%, 12/25/45	1,322,044	1,147,494
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 6.171%, 1/25/45	274,209	266,026
		87,012,295
Total mortgage-backed securities (cost $298,316,581)		$274,160,027

COLLATERALIZED LOAN OBLIGATIONS (6.7%)*	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.286%, 10/20/34 (Cayman Islands)	$1,600,000	$1,602,766
AB BSL CLO 4, Ltd. 144A FRB Ser. 23-4A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.325%, 4/20/36 (Cayman Islands)	710,000	715,452
AGL CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 1/20/35 (Cayman Islands)	750,000	750,020

Income Fund 31

COLLATERALIZED LOAN OBLIGATIONS (6.7%)* cont.	Principal amount	Value
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.655%, 1/21/35 (Cayman Islands)	$1,993,000	$1,999,477
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	1,250,000	1,251,165
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.769%, 4/15/35 (Cayman Islands)	3,890,000	3,890,334
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	551,000	552,227
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.123%, 7/24/36 (Jersey)	1,532,000	1,545,123
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-4A, Class A1R, (CME Term SOFR 3 Month + 1.75%), 7.075%, 10/20/36 (Cayman Islands)	800,000	804,731
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 7/20/34	1,600,000	1,590,920
Birch Grove CLO 4, Ltd. 144A FRB Ser. 22-4A, Class B1, (CME Term SOFR 3 Month + 2.10%), 7.429%, 4/15/34 (Cayman Islands)	1,450,000	1,453,567
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	1,350,000	1,358,804
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.836%, 11/22/34 (Cayman Islands)	400,000	399,179
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.76%, 10/15/34 (Cayman Islands)	1,170,000	1,170,618
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.766%, 7/20/34 (Cayman Islands)	750,000	750,037
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.769%, 7/17/34 (Cayman Islands)	1,650,000	1,650,582
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	2,600,000	2,603,073
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 1/20/35 (Cayman Islands)	1,650,000	1,651,708
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	250,000	250,172
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.78%, 7/15/34 (Cayman Islands)	700,000	700,004
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.586%, 7/20/30	1,500,000	1,498,182
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.829%, 4/18/37 ##	1,250,000	1,251,065
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-11A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 10/20/34 (Cayman Islands)	750,000	750,071
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 4/20/34 (Cayman Islands)	1,250,000	1,252,767
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 4/28/31 (Cayman Islands)	2,150,000	2,150,211
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	1,650,000	1,650,704
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.849%, 4/17/34 (Cayman Islands)	648,000	648,326
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	2,500,000	2,501,233
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.71%, 7/15/34 (Cayman Islands)	2,500,000	2,502,210

32 Income Fund

COLLATERALIZED LOAN OBLIGATIONS (6.7%)* cont.	Principal amount	Value
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.825%, 7/25/34 (Cayman Islands)	$1,000,000	$1,000,693
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.435%, 7/25/34 (Cayman Islands)	700,000	700,700
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.578%, 7/16/36 (Cayman Islands)	250,000	250,588
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	2,400,000	2,415,389
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.88%, 1/15/35 (Cayman Islands)	250,000	249,122
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.84%, 8/26/34 (Cayman Islands)	3,115,000	3,113,436
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/34 (Cayman Islands)	2,000,000	2,002,520
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.24%, 1/15/35 (Cayman Islands)	2,425,000	2,425,708
Palmer Square CLO, Ltd. 144A FRB Ser. 22-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 6.645%, 4/20/35 (Cayman Islands)	1,800,000	1,804,968
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.569%, 5/15/32 (Cayman Islands)	4,226,000	4,225,953
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.976%, 1/20/34 (Cayman Islands)	1,400,000	1,403,927
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	2,000,000	2,003,140
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.79%, 7/15/34 (Cayman Islands)	1,250,000	1,250,424
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 7/20/34 (Cayman Islands)	1,650,000	1,652,925
Sound Point CLO XXV, Ltd. 144A FRB Ser. 22-4A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 6.604%, 4/25/33 (Cayman Islands)	1,175,000	1,175,000
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	3,310,000	3,310,765
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.765%, 7/25/34 (Cayman Islands)	1,500,000	1,502,636
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.125%, 4/20/36 (Cayman Islands)	1,500,000	1,508,523
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/32 (Cayman Islands)	2,700,000	2,704,701
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.77%, 7/15/32 (Cayman Islands)	1,150,000	1,150,535
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.85%, 1/15/32 (Cayman Islands)	250,000	250,514
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 7.006%, 10/20/34	1,600,000	1,600,804
Total collateralized loan obligations (cost $78,004,622)		$78,597,699

Income Fund 33

ASSET-BACKED SECURITIES (6.0%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$5,554,000	$5,433,961
Capital One Multi-Asset Execution Trust Ser. 22-A2, Class A, 3.49%, 5/15/27	5,944,000	5,818,934
Capital One Prime Auto Receivables Trust Ser. 22-1, Class A3, 3.17%, 4/15/27	5,609,004	5,494,437
CarMax Auto Owner Trust Ser. 24-2, Class A3, 5.50%, 1/16/29	1,592,000	1,590,574
Carvana Auto Receivables Trust 144A Ser. 23-P3, Class A3, 5.82%, 8/10/28	1,000,000	1,000,383
Chase Auto Owner Trust 144A Ser. 24-1A, Class A3, 5.13%, 5/25/29	4,211,000	4,177,889
Citizens Auto Receivables Trust 144A
FRB Ser. 24-2, Class A2B, (US 30 Day Average SOFR + 0.54%), 5.867%, 11/16/26	1,332,000	1,331,993
Ser. 23-2, Class A3, 5.83%, 2/15/28	500,000	503,862
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	5,958,000	5,820,077
Ford Credit Auto Owner Trust Ser. 24-A, Class A3, 5.09%, 12/15/28	5,827,000	5,784,802
GM Financial Consumer Automobile Receivables Trust Ser. 24-2, Class A3, 5.10%, 3/16/29	2,147,000	2,131,842
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	5,492,000	5,397,010
GreenState Auto Receivables Trust 144A Ser. 24-1A, Class A3, 5.19%, 1/16/29	2,000,000	1,977,952
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	3,273,000	3,284,832
Hyundai Auto Receivables Trust Ser. 24-A, Class A3, 4.99%, 2/15/29	2,750,000	2,721,986
LAD Auto Receivables Trust 144A Ser. 23-3A, Class A3, 6.12%, 9/15/27	1,500,000	1,504,263
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.581%, 10/22/24	560,000	558,542
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.681%, 10/22/24	5,905,000	5,883,600
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.431%, 10/22/24	5,238,000	5,231,453
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.266%, 6/29/24	4,220,000	4,219,303
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	920,000	914,674
Total asset-backed securities (cost $70,309,520)		$70,782,369

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)*		Principal amount	Value
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	350,000	$315,202
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$700,000	527,625
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		288,000	253,440
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		740,000	720,928
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		200,000	186,057

34 Income Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)* cont.	Principal amount	Value
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)	$560,000	$550,478
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)	200,000	154,565
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d’lvoire)	780,000	755,625
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	640,000	563,200
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)	480,000	471,600
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)	320,000	327,600
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	1,800,000	1,752,613
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	990,000	1,080,268
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	760,000	772,350
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	690,000	583,050
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)	420,000	342,304
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)	370,000	381,903
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)	110,000	107,470
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/30/29 (South Africa)	330,000	293,288
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	1,770,000	1,434,986
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	230,000	209,185
Total foreign government and agency bonds and notes (cost $12,290,464)		$11,783,737

MUNICIPAL BONDS AND NOTES (0.2%)*	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$878,375
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	759,534
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	795,597
Total municipal bonds and notes (cost $2,293,440)		$2,433,506

SENIOR LOANS (—%)*c	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 7.33%, 12/20/29	$17,108	$17,151
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.68%, 8/2/29	37,263	37,248
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.428%, 10/27/28	103,401	96,950
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	104,213	104,291

Income Fund 35

SENIOR LOANS (—%)*c cont.	Principal amount	Value
Penn Entertainment, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.166%, 5/3/29	$124,053	$124,091
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.68%, 6/9/28	104,201	104,624
Total senior loans (cost $487,268)		$484,355

SHORT-TERM INVESTMENTS (11.4%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	Shares	60,570,469	$60,570,469
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	52,505,000	52,505,000
U.S. Treasury Bills 5.390%, 5/23/24 # ∆ Φ		$7,700,000	7,675,155
U.S. Treasury Bills 5.382%, 7/23/24 # ∆ Φ		13,493,000	13,329,523
Total short-term investments (cost $134,080,882)			$134,080,147

TOTAL INVESTMENTS
Total investments (cost $1,626,685,336)	$1,565,196,664

Key to holding’s currency abbreviations
EUR	Euro
USD /$	United States Dollar

Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

36 Income Fund

*	Percentages indicated are based on net assets of $1,171,914,521.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $10,810,498 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,117,725 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $5,247,152 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
##	Forward commitment, in part or in entirety (Note 1).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/24 (aggregate face value $308,899) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
	Euro	Sell	6/20/24	$303,047	$308,899	$5,852
Unrealized appreciation						5,852
Unrealized (depreciation)						—
Total						$5,852
* The exchange currency for all contracts listed is the United States Dollar.

Income Fund 37

FUTURES CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	236	$26,859,750	$26,859,750	Jun-24	$(1,193,140)
U.S. Treasury Bond Ultra 30 yr (Long)	666	79,628,625	79,628,625	Jun-24	(5,265,129)
U.S. Treasury Note 2 yr (Long)	329	66,673,906	66,673,906	Jun-24	(650,523)
U.S. Treasury Note 5 yr (Long)	1,663	174,186,259	174,186,259	Jun-24	(3,236,651)
U.S. Treasury Note 10 yr (Long)	454	48,776,625	48,776,625	Jun-24	(1,277,604)
U.S. Treasury Note Ultra 10 yr (Long)	585	64,477,969	64,477,969	Jun-24	(2,165,933)
Unrealized appreciation					—
Unrealized (depreciation)					(13,788,980)
Total					$(13,788,980)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	$49,486,700	$2,795,999	$(393,914)
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	49,486,700	2,795,999	305,333
5.00/US SOFR/Apr-37 (Written)	Apr-27/5.00	21,827,700	613,129	(79,671)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	17,129,000	(837,608)	(153,818)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	17,129,000	(877,005)	(9,421)
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735	16,715,200	(1,295,428)	(231,506)
3.575/US SOFR/Apr-56 (Written)	Apr-26/3.575	10,962,300	974,000	(291,268)
(3.575)/US SOFR/Apr-56 (Written)	Apr-26/3.575	10,962,300	974,000	226,262
(4.00)/US SOFR/Apr-37 (Purchased)	Apr-27/4.00	10,913,800	(605,934)	66,902
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	120,114,100	(7,963,565)	(419,198)
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	53,869,800	(3,559,181)	1,077
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	21,524,500	(8,803,194)	1,363,147
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	21,524,500	(2,238,171)	(409,396)
Citibank, N.A.
(4.1125)/US SOFR/Apr-35 (Written)	Apr-25/4.1125	94,841,400	3,414,290	416,354
4.1125/US SOFR/Apr-35 (Written)	Apr-25/4.1125	94,841,400	3,414,290	(97,687)
4.057/US SOFR/Apr-37 (Written)	Apr-27/4.057	36,781,700	2,137,936	(75,402)
(4.057)/US SOFR/Apr-37 (Written)	Apr-27/4.057	36,781,700	2,137,936	99,311
4.0325/US SOFR/Apr-35 (Purchased)	Apr-25/4.0325	33,063,000	(1,162,164)	(220,861)
(4.0325)/US SOFR/Apr-35 (Purchased)	Apr-25/4.0325	33,063,000	(1,162,164)	164,323
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	28,489,700	(279,911)	482,900
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	28,489,700	(287,746)	(267,518)
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45	16,838,700	(747,638)	(173,775)
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95	16,838,700	(783,841)	259,484
Deutsche Bank AG
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	24,677,900	1,718,816	798,330
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	24,677,900	1,718,816	(804,006)
(3.6375)/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	11,330,800	(1,593,677)	61,640
3.6375/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	11,330,800	(1,593,677)	(114,214)

38 Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	$8,261,100	$(481,622)	$(101,942)
Morgan Stanley & Co. International PLC
2.48/US SOFR/Feb-59 (Purchased)	Feb-29/2.48	37,620,500	(2,334,766)	(431,509)
Unrealized appreciation				4,245,063
Unrealized (depreciation)				(4,275,106)
Total				$(30,043)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/24 (proceeds receivable $116,940,000) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.50%, 5/1/54	$3,000,000	5/20/24	$2,942,557
Government National Mortgage Association, 3.50%, 5/1/54	3,000,000	5/20/24	2,643,340
Uniform Mortgage-Backed Securities, 5.50%, 5/1/54	19,000,000	5/13/24	18,451,523
Uniform Mortgage-Backed Securities, 5.00%, 5/1/54	34,000,000	5/13/24	32,234,921
Uniform Mortgage-Backed Securities, 4.50%, 5/1/54	32,000,000	5/13/24	29,495,002
Uniform Mortgage-Backed Securities, 4.00%, 5/1/54	29,000,000	5/13/24	25,923,280
Uniform Mortgage-Backed Securities, 3.00%, 5/1/54	1,000,000	5/15/24	826,133
Uniform Mortgage-Backed Securities, 2.50%, 5/1/39	2,000,000	5/15/24	1,772,578
Total			$114,289,334

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$700,000,000	$29,855,000	$16,280,000	9/21/27	3.30% — Annually	US SOFR — Annually	$55,264,074
300,000,000	2,445,000	1,409,326	9/21/24	3.40% — Annually	US SOFR — Annually	7,579,633
Upfront premium received		17,689,326		Unrealized appreciation		62,843,707
Upfront premium (paid)		—		Unrealized (depreciation)		—
Total		$17,689,326		Total	$62,843,707

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$9,987,000	$402,476	$(132)	7/12/33	US SOFR — Annually	3.785% — Annually	$(535,296)
62,628,700	1,194,956 E	(1,221)	11/27/39	3.869% — Annually	US SOFR — Annually	1,193,734
13,317,000	211,074 E	(260)	12/6/42	US SOFR — Annually	3.887% — Annually	(211,334)
6,523,000	180,752 E	(98)	3/18/36	3.757% — Annually	US SOFR — Annually	180,654
6,930,700	264,337 E	(236)	2/20/59	3.485% — Annually	US SOFR — Annually	264,101

Income Fund 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$288,373,000	$5,530,994 E	$988,087	6/20/29	US SOFR — Annually	4.00% — Annually	$(4,542,907)
282,967,000	3,650,274 E	(167,477)	6/20/26	4.20% — Annually	US SOFR — Annually	3,482,797
389,178,000	5,020,396 E	229,426	6/20/26	US SOFR — Annually	4.20% — Annually	(4,790,970)
178,344,000	6,950,066 E	570,997	6/20/34	3.80% — Annually	US SOFR — Annually	7,521,061
7,655,000	537,381 E	70,978	6/20/54	3.60% — Annually	US SOFR — Annually	608,358
19,019,000	1,335,134 E	(189,964)	6/20/54	US SOFR — Annually	3.60% — Annually	(1,525,098)
50,771,000	607,221 E	50,480	6/20/26	US SOFR — Annually	4.25% — Annually	(556,741)
54,119,000	919,482 E	124,811	6/20/29	4.05% — Annually	US SOFR — Annually	1,044,293
6,997,000	244,755 E	51,282	6/20/34	3.85% — Annually	US SOFR — Annually	296,037
32,964,000	1,153,081 E	(242,397)	6/20/34	US SOFR — Annually	3.85% — Annually	(1,395,478)
37,306,000	2,302,899 E	(220,065)	6/20/54	3.65% — Annually	US SOFR — Annually	2,082,835
21,341,000	1,317,380 E	101,898	6/20/54	US SOFR — Annually	3.65% — Annually	(1,215,482)
12,177,400	368,245	(162)	3/27/34	US SOFR — Annually	3.932% — Annually	(384,944)
Total		$1,365,947	$1,515,620
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$8,405,852	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/2025 — Annually	$(327,663)
6,989,566	6,420,753	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 07/10/24 — Quarterly	(549,419)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(877,082)
Total		$—		Total	$(877,082)

40 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$13,534	$88,630	$11,274	5/11/63	300 bp — Monthly	$2,304
CMBX NA BBB−.6 Index	BB/P	26,395	196,061	24,939	5/11/63	300 bp — Monthly	1,554
CMBX NA BBB−.6 Index	BB/P	54,079	392,122	49,878	5/11/63	300 bp — Monthly	4,397
CMBX NA BBB−.6 Index	BB/P	51,528	404,656	51,472	5/11/63	300 bp — Monthly	258
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	B+/P	73,103	182,000	55,164	11/18/54	500 bp — Monthly	18,091
CMBX NA BB.13 Index	BB−/P	1,372,459	3,210,000	1,131,525	12/16/72	500 bp — Monthly	243,609
CMBX NA BB.14 Index	BB−/P	47,145	430,000	142,846	12/16/72	500 bp — Monthly	(95,342)
CMBX NA BB.6 Index	B/P	605,950	1,821,824	457,096	5/11/63	500 bp — Monthly	150,373
CMBX NA BB.7 Index	B/P	772,108	1,948,961	612,753	1/17/47	500 bp — Monthly	160,979
CMBX NA BB.9 Index	B-/P	370,181	880,000	346,808	9/17/58	500 bp — Monthly	24,106
CMBX NA BBB−.12 Index	BBB−/P	90,530	319,000	71,775	8/17/61	300 bp — Monthly	18,914
CMBX NA BBB−.15 Index	BBB−/P	57,974	252,000	42,210	11/18/64	300 bp — Monthly	15,890
CMBX NA BBB−.8 Index	B+/P	6,954	36,000	3,920	10/17/57	300 bp — Monthly	3,052
Credit Suisse International
CMBX NA A.7 Index	A/P	11,938	84,065	14,030	1/17/47	200 bp — Monthly	(2,064)
CMBX NA A.7 Index	A/P	102,321	814,284	135,904	1/17/47	200 bp — Monthly	(33,311)
CMBX NA BB.7 Index	B/P	97,913	548,707	172,514	1/17/47	500 bp — Monthly	(74,144)
CMBX NA BBB−.7 Index	BB+/P	143,564	1,042,151	176,540	1/17/47	300 bp — Monthly	(32,455)
Goldman Sachs International
CMBX NA BBB−.11 Index	BBB−/P	1,678	9,000	1,330	11/18/54	300 bp — Monthly	352
CMBX NA BBB−.15 Index	BBB−/P	55,339	272,000	45,560	11/18/64	300 bp — Monthly	9,915
CMBX NA BBB−.7 Index	BB+/P	87,396	341,822	57,905	1/17/47	300 bp — Monthly	29,662

Income Fund 41

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC
CMBX NA BB.8 Index	CCC+/P	$684,367	$1,911,929	$687,721	10/17/57	500 bp — Monthly	$(1,761)
CMBX NA BBB−.13 Index	BBB−/P	1,434,673	10,854,000	2,659,230	12/16/72	300 bp — Monthly	(1,219,130)
CMBX NA BBB−.7 Index	BB+/P	115,034	233,602	39,572	1/17/47	300 bp — Monthly	75,578
CMBX NA BBB−.8 Index	B+/P	177,457	1,138,000	123,928	10/17/57	300 bp — Monthly	54,098
Merrill Lynch International
CMBX NA A.13 Index	A-/P	130,453	980,000	74,676	12/16/72	200 bp — Monthly	56,104
CMBX NA A.13 Index	A-/P	127,730	980,000	74,676	12/16/72	200 bp — Monthly	53,381
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	118,473	939,000	71,552	12/16/72	200 bp — Monthly	47,234
CMBX NA BB.11 Index	B+/P	21,160	250,000	75,775	11/18/54	500 bp — Monthly	(54,407)
CMBX NA BB.13 Index	BB−/P	761,311	1,688,000	595,020	12/16/72	500 bp — Monthly	167,698
CMBX NA BB.14 Index	BB−/P	2,447	20,000	6,644	12/16/72	500 bp — Monthly	(4,180)
CMBX NA BB.8 Index	CCC+/P	243,767	533,763	191,995	10/17/57	500 bp — Monthly	52,217
CMBX NA BBB−.13 Index	BBB−/P	1,526,819	4,800,000	1,176,000	12/16/72	300 bp — Monthly	353,219
Upfront premium received		9,385,780		Unrealized appreciation		1,542,985
Upfront premium (paid)		—		Unrealized (depreciation)		(1,516,794)
Total		$9,385,780		Total		$26,191
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,164)	$45,987	$7,675	1/17/47	(200 bp) — Monthly	$6,496
CMBX NA BB.10 Index	(2,606,660)	5,617,000	2,275,447	11/17/59	(500 bp) — Monthly	(335,894)

42 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.8 Index	$(887,643)	$1,971,557	$709,169	10/17/57	(500 bp) — Monthly	$(180,118)
CMBX NA BBB−.10 Index	(904,696)	3,010,000	608,622	11/17/59	(300 bp) — Monthly	(297,579)
CMBX NA BBB−.12 Index	(82,867)	292,000	65,700	8/17/61	(300 bp) — Monthly	(17,313)
CMBX NA BBB−.13 Index	(3,961,750)	13,837,000	3,390,065	12/16/72	(300 bp) — Monthly	(578,603)
CMBX NA BBB−.7 Index	(61,716)	229,311	38,845	1/17/47	(300 bp) — Monthly	(22,986)
CMBX NA BBB−.8 Index	(215,197)	1,114,000	121,315	10/17/57	(300 bp) — Monthly	(94,439)
Credit Suisse International
CMBX NA BB.10 Index	(123,951)	929,000	376,338	11/17/59	(500 bp) — Monthly	251,613
CMBX NA BB.10 Index	(110,117)	926,000	375,123	11/17/59	(500 bp) — Monthly	264,233
CMBX NA BB.10 Index	(60,658)	488,000	197,689	11/17/59	(500 bp) — Monthly	136,624
CMBX NA BB.7 Index	(173,028)	703,125	221,063	1/17/47	(500 bp) — Monthly	47,448
CMBX NA BB.7 Index	(140,307)	639,409	201,030	1/17/47	(500 bp) — Monthly	60,190
CMBX NA BB.7 Index	(11,314)	335,090	84,074	5/11/63	(500 bp) — Monthly	72,481
Goldman Sachs International
CMBX NA BB.10 Index	(653,058)	1,450,000	587,395	11/17/59	(500 bp) — Monthly	(66,872)
CMBX NA BB.6 Index	(144,263)	434,415	108,995	5/11/63	(500 bp) — Monthly	(35,630)
CMBX NA BB.7 Index	(440,247)	1,155,134	363,174	1/17/47	(500 bp) — Monthly	(78,035)
CMBX NA BB.9 Index	(163,246)	408,000	160,793	9/17/58	(500 bp) — Monthly	(2,793)
CMBX NA BBB−.13 Index	(452,882)	1,701,000	416,745	12/16/72	(300 bp) — Monthly	(36,988)
CMBX NA BBB−.8 Index	(7,456)	49,000	5,336	10/17/57	(300 bp) — Monthly	(2,145)
JPMorgan Securities LLC
CMBX NA A.7 Index	(61,347)	852,362	142,259	1/17/47	(200 bp) — Monthly	80,628
CMBX NA BB.11 Index	(235,607)	432,000	130,939	11/18/54	(500 bp) — Monthly	(105,028)
CMBX NA BB.11 Index	(490,603)	498,192	124,996	5/11/63	(500 bp) — Monthly	(366,022)
CMBX NA BBB−.11 Index	(991)	9,000	1,330	11/18/54	(300 bp) — Monthly	334

Income Fund 43

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB−.12 Index	$(38,327)	$319,000	$71,775	8/17/61	(300 bp) — Monthly	$33,289
CMBX NA BBB−.6 Index	(538,787)	1,081,470	137,563	5/11/63	(300 bp) — Monthly	(401,765)
Merrill Lynch International
CMBX NA BB.10 Index	(50,925)	895,000	362,565	11/17/59	(500 bp) — Monthly	310,894
CMBX NA BBB−.7 Index	(69,410)	403,798	68,403	1/17/47	(300 bp) — Monthly	(1,208)
CMBX NA BBB−.9 Index	(29,455)	159,000	27,428	9/17/58	(300 bp) — Monthly	(2,107)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(1,129,953)	2,381,000	964,543	11/17/59	(500 bp) — Monthly	(167,394)
CMBX NA BB.6 Index	(47,174)	138,532	34,758	5/11/63	(500 bp) — Monthly	(12,531)
CMBX NA BB.7 Index	(563,312)	1,396,505	439,061	1/17/47	(500 bp) — Monthly	(125,414)
CMBX NA BB.9 Index	(199,903)	472,000	186,015	9/17/58	(500 bp) — Monthly	(14,281)
CMBX NA BBB−.10 Index	(1,898,461)	5,871,000	1,187,116	11/17/59	(300 bp) — Monthly	(714,281)
CMBX NA BBB−.12 Index	(332,723)	1,046,000	235,350	8/17/61	(300 bp) — Monthly	(97,896)
CMBX NA BBB−.7 Index	(209,541)	757,538	128,327	1/17/47	(300 bp) — Monthly	(81,593)
CMBX NA BBB−.8 Index	(2,265)	11,000	1,198	10/17/57	(300 bp) — Monthly	(1,070)
Upfront premium received	—		Unrealized appreciation		1,264,230
Upfront premium (paid)	(17,101,004)		Unrealized (depreciation)		(3,839,985)
Total	$(17,101,004)		Total		$(2,575,755)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

44 Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$70,782,369	$—
Collateralized loan obligations	—	78,597,699	—
Corporate bonds and notes	—	416,765,141	—
Foreign government and agency bonds and notes	—	11,783,737	—
Mortgage-backed securities	—	274,160,027	—
Municipal bonds and notes	—	2,433,506	—
Senior loans	—	484,355	—
U.S. government and agency mortgage obligations	—	575,957,274	—
U.S. treasury obligations	—	152,409	—
Short-term investments	52,505,000	81,575,147	—
Totals by level	$52,505,000	$1,512,691,664	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$5,852	$—
Futures contracts	(13,788,980)	—	—
Forward premium swap option contracts	—	(30,043)	—
TBA sale commitments	—	(114,289,334)	—
Interest rate swap contracts	—	45,304,054	—
Total return swap contracts	—	(877,082)	—
Credit default contracts	—	5,165,660	—
Totals by level	$(13,788,980)	$(64,720,893)	$—

The accompanying notes are an integral part of these financial statements.

Income Fund 45

Statement of assets and liabilities 4/30/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,566,114,867)	$1,504,626,195
Affiliated issuers (identified cost $60,570,469) (Note 5)	60,570,469
Cash	8,283,178
Interest and other receivables	8,079,982
Receivable for shares of the fund sold	2,002,271
Receivable for investments sold	21,294,266
Receivable for sales of delayed delivery securities (Note 1)	14,500,545
Receivable for sales of TBA securities (Note 1)	116,206,010
Receivable for variation margin on centrally cleared swap contracts (Note 1)	7,893,193
Unrealized appreciation on forward premium swap option contracts (Note 1)	4,245,063
Unrealized appreciation on forward currency contracts (Note 1)	5,852
Unrealized appreciation on OTC swap contracts (Note 1)	65,650,922
Premium paid on OTC swap contracts (Note 1)	17,101,004
Deposits with broker (Note 1)	5,157,921
Receivable from broker (Note 1)	1,120,097
Prepaid assets	72,761
Total assets	1,836,809,729

LIABILITIES
Payable for investments purchased	8,923,303
Payable for purchases of delayed delivery securities (Note 1)	1,250,000
Payable for purchases of TBA securities (Note 1)	436,681,382
Payable for shares of the fund repurchased	2,496,914
Payable for compensation of Manager (Note 2)	140,195
Payable for custodian fees (Note 2)	57,274
Payable for investor servicing fees (Note 2)	298,669
Payable for Trustee compensation and expenses (Note 2)	329,720
Payable for administrative services (Note 2)	3,831
Payable for distribution fees (Note 2)	122,526
Payable for variation margin on futures contracts (Note 1)	2,148,068
Payable for variation margin on centrally cleared swap contracts (Note 1)	7,699,478
Unrealized depreciation on forward premium swap option contracts (Note 1)	4,275,106
Unrealized depreciation on OTC swap contracts (Note 1)	6,233,861
Premium received on OTC swap contracts (Note 1)	27,075,106
TBA sale commitments, at value (proceeds receivable $116,940,000) (Note 1)	114,289,334
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	52,657,409
Other accrued expenses	213,032
Total liabilities	664,895,208

Net assets	$1,171,914,521

(Continued on next page)

46 Income Fund

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,984,011,188
Total distributable earnings (Note 1)	(812,096,667)
Total — Representing net assets applicable to capital shares outstanding	$1,171,914,521

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($399,733,396 divided by 78,327,433 shares)	$5.10
Offering price per class A share (100/96.00 of $5.10)*	$5.31
Net asset value and offering price per class B share ($416,855 divided by 82,826 shares)**	$5.03
Net asset value and offering price per class C share ($27,320,762 divided by 5,420,310 shares)**	$5.04
Net asset value and redemption price per class M share
($33,018,584 divided by 6,745,400 shares)	$4.89
Offering price per class M share (100/96.75 of $4.89)†	$5.05
Net asset value, offering price and redemption price per class R share
($6,108,601 divided by 1,213,833 shares)	$5.03
Net asset value, offering price and redemption price per class R5 share
($3,364,076 divided by 649,336 shares)	$5.18
Net asset value, offering price and redemption price per class R6 share
($148,823,149 divided by 28,511,361 shares)	$5.22
Net asset value, offering price and redemption price per class Y share
($553,129,098 divided by 105,746,952 shares)	$5.23

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Income Fund 47

Statement of operations Six months ended 4/30/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,964,083 from investments in affiliated issuers) (Note 5)	$30,742,970
Total investment income	30,742,970

EXPENSES
Compensation of Manager (Note 2)	2,402,621
Investor servicing fees (Note 2)	936,543
Custodian fees (Note 2)	54,225
Trustee compensation and expenses (Note 2)	34,679
Distribution fees (Note 2)	776,066
Administrative services (Note 2)	24,747
Other	305,817
Fees waived and reimbursed by Manager (Note 2)	(755,209)
Total expenses	3,779,489
Expense reduction (Note 2)	(17,247)
Net expenses	3,762,242

Net investment income	26,980,728

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(23,253,793)
Foreign currency transactions (Note 1)	(32)
Forward currency contracts (Note 1)	(369)
Futures contracts (Note 1)	(5,266,847)
Swap contracts (Note 1)	6,092,638
Written options (Note 1)	(3,076,649)
Total net realized loss	(25,505,052)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	66,616,734
Assets and liabilities in foreign currencies	375
Forward currency contracts	220
Futures contracts	12,651,572
Swap contracts	(9,086,076)
Written options	9,654,660
Total change in net unrealized appreciation	79,837,485

Net gain on investments	54,332,433

Net increase in net assets resulting from operations	$81,313,161

The accompanying notes are an integral part of these financial statements.

48 Income Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/24*	Year ended 10/31/23
Operations
Net investment income	$26,980,728	$67,960,495
Net realized loss on investments
and foreign currency transactions	(25,505,052)	(124,942,925)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	79,837,485	106,050,027
Net increase in net assets resulting from operations	81,313,161	49,067,597
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(21,550,183)	(42,165,406)
Class B	(28,501)	(120,833)
Class C	(1,405,150)	(3,008,647)
Class M	(1,803,276)	(3,406,830)
Class R	(331,103)	(626,871)
Class R5	(172,093)	(279,061)
Class R6	(8,967,694)	(14,913,797)
Class Y	(30,314,576)	(68,034,875)
Decrease from capital share transactions (Note 4)	(101,513,434)	(623,949,901)
Total decrease in net assets	(84,772,849)	(707,438,624)

NET ASSETS
Beginning of period	1,256,687,370	1,964,125,994
End of period	$1,171,914,521	$1,256,687,370

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Income Fund 49

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
April 30, 2024**	$5.05	.11	.21	.32	(.27)	—	(.27)	$5.10	6.23*	$399,733	.37*e	2.08*e	459*
October 31, 2023	5.47	.23	(.17)	.06	(.48)	—	(.48)	5.05	.80	421,321	.75[e]	4.32[e]	1,123
October 31, 2022	6.88	.19	(1.33)	(1.14)	(.27)	—	(.27)	5.47	(17.05)	489,179	.75[e]	3.06[e]	865
October 31, 2021	7.31	.16	(.22)	(.06)	(.14)	(.23)	(.37)	6.88	(.94)	705,423	.73[e]	2.30[e]	1,038
October 31, 2020	7.25	.16	.17	.33	(.06)	(.21)	(.27)	7.31	4.80	814,135	.74[e]	2.19[e]	1,025
October 31, 2019	6.69	.23	57.80		(.24)	—	(.24)	7.25	12.18	731,358.85		3.25	820
Class B
April 30, 2024**	$4.98	.09	.21	.30	(.25)	—	(.25)	$5.03	5.88*	$417	.74*e	1.72*e	459*
October 31, 2023	5.39	.20	(.17)	.03	(.44)	—	(.44)	4.98	.18	715	1.50[e]	3.64[e]	1,123
October 31, 2022	6.79	.14	(1.32)	(1.18)	(.22)	—	(.22)	5.39	(17.78)	1,947	1.50[e]	2.24[e]	865
October 31, 2021	7.21	.11	(.21)	(.10)	(.09)	(.23)	(.32)	6.79	(1.59)	4,027	1.48[e]	1.53[e]	1,038
October 31, 2020	7.16	.11	.16	.27	(.01)	(.21)	(.22)	7.21	3.96	6,557	1.49[e]	1.49[e]	1,025
October 31, 2019	6.61	.17	57.74		(.19)	—	(.19)	7.16	11.34	9,471	1.60	2.55	820
Class C
April 30, 2024**	$4.99	.09	.21	.30	(.25)	—	(.25)	$5.04	5.91*	$27,321	.74*e	1.71*e	459*
October 31, 2023	5.41	.19	(.17)	.02	(.44)	—	(.44)	4.99	.04	29,291	1.50[e]	3.60[e]	1,123
October 31, 2022	6.81	.14	(1.32)	(1.18)	(.22)	—	(.22)	5.41	(17.72)	40,130	1.50[e]	2.27[e]	865
October 31, 2021	7.23	.11	(.21)	(.10)	(.09)	(.23)	(.32)	6.81	(1.56)	75,865	1.48[e]	1.55[e]	1,038
October 31, 2020	7.18	.10	.17	.27	(.01)	(.21)	(.22)	7.23	3.95	120,340	1.49[e]	1.46[e]	1,025
October 31, 2019	6.63	.17	57.74		(.19)	—	(.19)	7.18	11.31	125,300	1.60	2.50	820
Class M
April 30, 2024**	$4.85	.10	.20	.30	(.26)	—	(.26)	$4.89	6.15*	$33,019	50*e	1.96*e	459*
October 31, 2023	5.27	.21	(.16)	.05	(.47)	—	(.47)	4.85	.59	34,081	1.00[e]	4.06[e]	1,123
October 31, 2022	6.65	.17	(1.29)	(1.12)	(.26)	—	(.26)	5.27	(17.36)	38,812	1.00[e]	2.82[e]	865
October 31, 2021	7.08	.14	(.21)	(.07)	(.13)	(.23)	(.36)	6.65	(1.16)	53,418	.98[e]	2.05[e]	1,038
October 31, 2020	7.03	.14	.17	.31	(.05)	(.21)	(.26)	7.08	4.57	60,661	.99[e]	1.97[e]	1,025
October 31, 2019	6.50	.20	56.76		(.23)	—	(.23)	7.03	11.85	76,324	1.10	3.01	820
Class R
April 30, 2024**	$4.98	.10	.21	.31	(.26)	—	(.26)	$5.03	6.19*	$6,109	50*e	1.96*e	459*
October 31, 2023	5.40	.22	(.17)	.05	(.47)	—	(.47)	4.98	.58	6,266	1.00[e]	4.09[e]	1,123
October 31, 2022	6.81	.17	(1.32)	(1.15)	(.26)	—	(.26)	5.40	(17.41)	7,488	1.00[e]	2.82[e]	865
October 31, 2021	7.23	.14	(.20)	(.06)	(.13)	(.23)	(.36)	6.81	(1.03)	11,023	.98[e]	2.05[e]	1,038
October 31, 2020	7.18	.14	.17	.31	(.05)	(.21)	(.26)	7.23	4.46	11,932	.99[e]	1.95[e]	1,025
October 31, 2019	6.62	.21	57.78		(.22)	—	(.22)	7.18	12.04	12,699	1.10	3.02	820

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

50 Income Fund	Income Fund 51

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
April 30, 2024**	$5.12	.12	.21	.33	(.27)	—	(.27)	$5.18	6.46*	$3,364	.22*e	2.22*e	459*
October 31, 2023	5.54	.25	(.17)	.08	(.50)	—	(.50)	5.12	1.05	3,173	.45[e]	4.58[e]	1,123
October 31, 2022	6.97	.21	(1.35)	(1.14)	(.29)	—	(.29)	5.54	(16.87)	4,572	.45[e]	3.38[e]	865
October 31, 2021	7.39	.18	(.20)	(.02)	(.17)	(.23)	(.40)	6.97	(.48)	5,843	.45[e]	2.57[e]	1,038
October 31, 2020	7.33	.18	.18	.36	(.09)	(.21)	(.30)	7.39	5.09	5,408	.45[e]	2.48[e]	1,025
October 31, 2019	6.77	.25	.57	.82	(.26)	—	(.26)	7.33	12.41	5,105.57		3.55	820
Class R6
April 30, 2024**	$5.16	.12	.22	.34	(.28)	—	(.28)	$5.22	6.51*	$148,823	.19*e	2.24*e	459*
October 31, 2023	5.58	.26	(.17)	.09	(.51)	—	(.51)	5.16	1.20	170,838	.38[e]	4.66[e]	1,123
October 31, 2022	7.02	.22	(1.37)	(1.15)	(.29)	—	(.29)	5.58	(16.83)	158,971	.38[e]	3.45[e]	865
October 31, 2021	7.44	.19	(.21)	(.02)	(.17)	(.23)	(.40)	7.02	(.46)	202,650	.38[e]	2.65[e]	1,038
October 31, 2020	7.38	.18	.18	.36	(.09)	(.21)	(.30)	7.44	5.06	187,674	.38[e]	2.51[e]	1,025
October 31, 2019	6.80	.25	.59	.84	(.26)	—	(.26)	7.38	12.65	129,746.50		3.57	820
Class Y
April 30, 2024**	$5.17	.12	.21	.33	(.27)	—	(.27)	$5.23	6.39*	$553,129	.25*e	2.21*e	459*
October 31, 2023	5.58	.26	(.17)	.09	(.50)	—	(.50)	5.17	1.19	591,001	.50[e]	4.62[e]	1,123
October 31, 2022	7.02	.21	(1.37)	(1.16)	(.28)	—	(.28)	5.58	(16.97)	1,223,027	.50[e]	3.25[e]	865
October 31, 2021	7.44	.18	(.21)	(.03)	(.16)	(.23)	(.39)	7.02	(.57)	2,411,628	.48[e]	2.55[e]	1,038
October 31, 2020	7.38	.17	.18	.35	(.08)	(.21)	(.29)	7.44	4.95	2,708,880	.49[e]	2.36[e]	1,025
October 31, 2019	6.80	.24	.60	.84	(.26)	—	(.26)	7.38	12.51	1,380,554.60		3.42	820

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2024	0.06%
October 31, 2023	0.12
October 31, 2022	0.11
October 31, 2021	0.10
October 31, 2020	0.10

The accompanying notes are an integral part of these financial statements.

52 Income Fund	Income Fund 53

Notes to financial statements 4/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through April 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide denominated in U.S. dollars or (to a lesser extent) foreign currencies, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be announced (TBA) commitments, futures, options, and swaptions, including on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class M†	Up to 3.25%	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

54 Income Fund

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Income Fund 55

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

56 Income Fund

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent

Income Fund 57

and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $5,157,921 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally

58 Income Fund

cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to

Income Fund 59

certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,652,022 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $4,117,725 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either

60 Income Fund

short-term or long-term capital losses. At October 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$275,226,496	$374,959,989	$650,186,485

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,644,191,664, resulting in gross unrealized appreciation and depreciation of $101,446,528 and $258,951,401, respectively, or net unrealized depreciation of $157,504,873.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.191% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.33% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $755,209 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin

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Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management, will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$347,505	Class R	5,410
Class B	473	Class R5	2,036
Class C	24,151	Class R6	42,341
Class M	28,499	Class Y	486,128
		Total	$936,543

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $17,247 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $934, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension

62 Income Fund

liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$524,841
Class B	1.00%	1.00%	2,862
Class C	1.00%	1.00%	145,928
Class M	1.00%	0.50%	86,095
Class R	1.00%	0.50%	16,340
Total			$776,066

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $18,872 and $205 from the sale of class A and class M shares, respectively, and received no monies and $786 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $551 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$6,563,254,218	$6,719,019,444
U.S. government securities (Long-term)	—	—
Total	$6,563,254,218	$6,719,019,444

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	4,622,264	$24,229,947	10,661,800	$57,902,284
Shares issued in connection with
reinvestment of distributions	3,694,083	19,323,667	6,991,064	37,919,910
	8,316,347	43,553,614	17,652,864	95,822,194
Shares repurchased	(13,421,204)	(70,370,905)	(23,687,656)	(128,190,790)
Net decrease	(5,104,857)	$(26,817,291)	(6,034,792)	$(32,368,596)

Income Fund 63

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,965	$10,814
Shares issued in connection with
reinvestment of distributions	5,476	28,293	20,997	112,772
	5,476	28,293	22,962	123,586
Shares repurchased	(66,276)	(340,962)	(240,312)	(1,290,265)
Net decrease	(60,800)	$(312,669)	(217,350)	$(1,166,679)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	328,105	$1,695,867	962,446	$5,197,719
Shares issued in connection with
reinvestment of distributions	249,169	1,289,017	501,779	2,695,024
	577,274	2,984,884	1,464,225	7,892,743
Shares repurchased	(1,025,842)	(5,302,951)	(3,015,180)	(16,165,821)
Net decrease	(448,568)	$(2,318,067)	(1,550,955)	$(8,273,078)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class M	Shares	Amount	Shares	Amount
Shares sold	13,100	$65,161	21,400	$113,073
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	13,100	65,161	21,400	113,073
Shares repurchased	(288,900)	(1,447,449)	(358,500)	(1,864,380)
Net decrease	(275,800)	$(1,382,288)	(337,100)	$(1,751,307)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	112,225	$578,646	167,043	$892,671
Shares issued in connection with
reinvestment of distributions	62,532	322,779	114,435	612,894
	174,757	901,425	281,478	1,505,565
Shares repurchased	(218,223)	(1,116,880)	(409,953)	(2,189,197)
Net decrease	(43,466)	$(215,455)	(128,475)	$(683,632)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	34,174	$181,152	71,095	$391,270
Shares issued in connection with
reinvestment of distributions	32,414	172,093	50,862	279,061
	66,588	353,245	121,957	670,331
Shares repurchased	(36,916)	(195,439)	(328,225)	(1,823,233)
Net increase (decrease)	29,672	$157,806	(206,268)	$(1,152,902)

64 Income Fund

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	5,343,595	$28,554,016	11,519,587	$63,213,239
Shares issued in connection with
reinvestment of distributions	1,539,749	8,237,346	2,466,161	13,645,370
	6,883,344	36,791,362	13,985,748	76,858,609
Shares repurchased	(11,473,809)	(61,276,218)	(9,371,916)	(51,855,503)
Net increase (decrease)	(4,590,465)	$(24,484,856)	4,613,832	$25,003,106

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	16,109,546	$86,351,952	46,908,523	$261,636,157
Shares issued in connection with
reinvestment of distributions	5,175,762	27,745,877	11,008,288	61,131,329
	21,285,308	114,097,829	57,916,811	322,767,486
Shares repurchased	(29,872,155)	(160,238,443)	(162,588,983)	(926,324,299)
Net decrease	(8,586,847)	$(46,140,614)	(104,672,172)	$(603,556,813)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/23	cost	proceeds	income	of 4/30/24
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$130,924,039	$240,438,114	$310,791,684	$1,964,083	$60,570,469
Total Short-term
investments	$130,924,039	$240,438,114	$310,791,684	$1,964,083	$60,570,469

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Income Fund 65

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$626,800,000
Written swap option contracts (contract amount)	$357,600,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$300,000
OTC interest rate swap contracts (notional)	$1,057,100,000
Centrally cleared interest rate swap contracts (notional)	$1,620,900,000
OTC total return swap contracts (notional)	$15,900,000
OTC credit default contracts (notional)	$94,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$14,525,249	Payables	$10,236,671
Foreign exchange
contracts	Receivables	5,852	Payables	—
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	65,644,343*	Unrealized depreciation	34,159,312*
Total		$80,175,444		$44,395,983

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

66 Income Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$4,272,959	$4,272,959
Foreign exchange contracts	—	—	(369)	—	$(369)
Interest rate contracts	2,172,071	(5,266,847)	—	1,819,679	$(1,275,097)
Total	$2,172,071	$(5,266,847)	$(369)	$6,092,638	$2,997,493

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(5,151,323)	$(5,151,323)
Foreign exchange contracts	—	—	220	—	$220
Interest rate contracts	(5,975,518)	12,651,572	—	(3,934,753)	$2,741,301
Total	$(5,975,518)	$12,651,572	$220	$(9,086,076)	$(2,409,802)

Income Fund 67

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N. A.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$45,154,381	$—	$45,154,381
Centrally cleared interest
rate swap contracts§	—	—	7,893,193	—	—	—	—	—	—	—	—	—	—	7,893,193
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	7,201,257	1,451,964	—	1,638,689	607,098	457,369	3,168,872	—	14,525,249
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency contracts#	—	—	—	—	—	—	—	—	—	—	—	5,852	—	5,852
Forward premium swap
option contracts#	598,497	1,364,224	—	—	1,422,372	—	—	859,970	—	—	—	—	—	4,245,063
Total Assets	$598,497	$1,364,224	$7,893,193	$—	$1,422,372	$7,201,257	$1,451,964	$859,970	$1,638,689	$607,098	$457,369	$48,329,105	$—	$71,823,738
Liabilities:
OTC Interest rate
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared interest
rate swap contracts§	—	—	7,699,478	—	—	—	—	—	—	—	—	—	—	7,699,478
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	877,082	—	877,082
OTC Credit default
contracts — protection sold*#	137,023	—	—	—	—	2,856,732	497,710	—	104,484	3,502,746	148,698	2,112,196	—	9,359,589
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	2,148,068	—	—	—	2,148,068
Forward currency contracts#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	1,159,598	828,594	—	—	835,243	—	—	918,220	101,942	—	—	431,509	—	4,275,106
Total Liabilities	$1,296,621	$828,594	$7,699,478	$—	$835,243	$2,856,732	$497,710	$918,220	$206,426	$5,650,814	$148,698	$3,420,787	$—	$24,359,323

68 Income Fund	Income Fund 69

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Total Financial and
Derivative Net Assets	$(698,124)	$535,630	$193,715	$—	$587,129	$4,344,525	$954,254	$(58,250)	$1,432,263	$(5,043,716)	$308,671	$44,908,318	$—	$47,464,415
Total collateral
received (pledged)†##	$(698,124)	$535,630	$—	$—	$532,409	$4,344,525	$930,000	$(58,250)	$1,432,263	$(2,859,133)	$308,671	$43,108,000	$—
Net amount	$—	$—	$193,715	$—	$54,720	$—	$24,254	$—	$—	$(2,184,583)	$—	$1,800,318	$—
Controlled collateral
received (including
TBA commitments)**	$—	$628,000	$—	$—	$532,409	$4,394,000	$930,000	$—	$1,440,000	$1,302,000	$323,000	$43,108,000	$—	$52,657,409
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(1,147,981)	$—	$—	$(715,375)	$—	$(4,308,539)	$—	$(110,611)	$—	$(2,859,133)	$—	$—	$(223,238)	$(9,364,877)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $10,810,498 and $5,157,921, respectively.

70 Income Fund	Income Fund 71

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
132,273,233	1,414,707	2,967,163

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
131,984,716	1,585,562	3,084,825

All tabulations are rounded to the nearest whole number.

72 Income Fund

Fund information

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Barbara M. Baumann, Vice Chair	and Clerk
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Jonathan S. Horwitz
	Catharine Bond Hill	Executive Vice President,
Investment Sub-Advisor	Gregory G. McGreevey	Principal Executive Officer,
Putnam Investments Limited	Jennifer Williams Murphy	and Compliance Liaison
Cannon Place, 78 Cannon Street	Marie Pillai
London, England EC4N 6HL	George Putnam III	Kelley Hunt
	Robert L. Reynolds	AML Compliance Officer
Marketing Services	Manoj P. Singh
Putnam Retail Management	Mona K. Sutphen	Martin Lemaire
Limited Partnership	Jane E. Trust	Vice President and
100 Federal Street		Derivatives Risk Manager
Boston, MA 02110	Officers
	Robert L. Reynolds	Denere P. Poulack
Custodian	President, The Putnam Funds	Assistant Vice President,
State Street Bank		Assistant Clerk, and
and Trust Company	Kevin R. Blatchford	Assistant Treasurer
Vice President and
Legal Counsel	Assistant Treasurer	Janet C. Smith
Ropes & Gray LLP		Vice President,
	James F. Clark	Principal Financial Officer,
	Vice President and	Principal Accounting Officer,
	Chief Compliance Officer	and Assistant Treasurer

Stephen J. Tate
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2024